Goodwill and Intangible Assets, Net Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill beginning balance			$ 204,789	$ 360,659
Goodwill acquired during the year				0
Return of purchase price				(7,382)
Impairment charges	$ (2,700)	$ (148,500)	(2,654)	(148,488)	$ 0
Goodwill ending balance	202,135	204,789	202,135	204,789	360,659
Gas Gathering and Processing Equipment [Member]
Goodwill [Roll Forward]
Goodwill beginning balance			0	125,974
Goodwill acquired during the year				0
Return of purchase price				(7,382)
Impairment charges			0	(118,592)
Goodwill ending balance	0	0	0	0	125,974
Liquid Pipelines and Services
Goodwill [Roll Forward]
Goodwill beginning balance			116,323	146,219
Goodwill acquired during the year				0
Return of purchase price				0
Impairment charges			(2,654)	(29,896)
Goodwill ending balance	113,669	116,323	113,669	116,323	146,219
Terminalling Services
Goodwill [Roll Forward]
Goodwill beginning balance			88,466	88,466
Goodwill acquired during the year				0
Return of purchase price				0
Impairment charges			0	0
Goodwill ending balance	$ 88,466	$ 88,466	$ 88,466	$ 88,466	$ 88,466